STOCKHOLDERS' DEFICIENCY (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at beginning of year, Number of options	4,728,750	2,100,000
Options granted, Number of options	620,000	3,013,250
Options exercised, Number of options		15,000
Options expired, Number of options		0
Options forfeited, Number of options		369,500
Options outstanding at end of year, Number of options		4,728,750	2,100,000
Options vested and expected to vest at end of year, Number of options		3,394,500
Exercisable at end of year, Number of options		3,410,750
Options outstanding at beginning of year, Weighted average exercise price	$ 1.38	$ 0.32
Options granted, Weighted average exercise price		$ 2.13
Options exercised, Weighted average exercise price		$ 0.00
Options expired, Weighted average exercise price		$ 0
Options forfeited, Weighted average exercise price		$ 1.53
Options outstanding at end of year, Weighted average exercise price		$ 1.38	$ 0.32
Options vested and expected to vest at end of year, Weighted average exercise price		$ 1.12
Exercisable at end of year, Weighted average exercise price		$ 1.13
Options outstanding at, Weighted average remaining contractual life		7 years 8 months 8 days	7 years 8 months 8 days
Options vested and expected to vest at end of year, Weighted average remaining contractual life		7 years 11 days
Exercisable at end of year, Weighted average remaining contractual life		7 years 25 days
Options outstanding at beginning of year, Intrinsic value	$ 0.62		$ 1.18
Options outstanding at end of year, Intrinsic value		0.62
Options vested and expected to vest at end of year, Intrinsic value		0.74
Exercisable at end of year, Intrinsic value		$ 0.74